Long-Term Debt - Additional Information - Other (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) credit_facility term_loan tranche	Dec. 31, 2017 USD ($) credit_facility term_loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 3,097,742	$ 3,123,728
Weighted-average interest rate	5.10%	4.10%
Aggregate principal repayments, 2019	$ 556,400
Aggregate principal repayments, 2020	349,000
Aggregate principal repayments, 2021	303,000
Aggregate principal repayments, 2022	596,300
Aggregate principal repayments, 2023	974,800
Aggregate principal repayments, thereafter	$ 362,700
Number of outstanding term loans | term_loan	1	3
Revolving credit facility
Debt Instrument [Line Items]
Aggregate principal repayments, 2019	$ 148,100
Aggregate principal repayments, 2020	100,000
Aggregate principal repayments, 2021	100,000
Aggregate principal repayments, 2022	$ 175,000
Number of credit facilities | credit_facility	2	3
Cross currency swap agreement
Debt Instrument [Line Items]
Fixed interest rate	7.45%
ALP Maritime Services B.V.
Debt Instrument [Line Items]
Debt instrument, face amount	$ 79,900
Number of tranches | tranche	1
Fixed interest rate	2.93%
Interest rate swaps | LIBOR | Minimum
Debt Instrument [Line Items]
Marginal rate added for interest paid (as a percent)	0.90%	0.90%
Interest rate swaps | LIBOR | Maximum
Debt Instrument [Line Items]
Marginal rate added for interest paid (as a percent)	4.30%	3.75%
Collateralized debt obligations | Revolving credit facility
Debt Instrument [Line Items]
Number of outstanding term loans | credit_facility	1
Collateralized debt obligations | Term loan
Debt Instrument [Line Items]
Number of outstanding term loans | credit_facility	7
Collateralized debt obligations | Minimum
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	100.00%
Vessel values to drawn principal balance ratios	122.00%
Collateralized debt obligations | Maximum
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	414.00%